UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-21447
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                             Sit Mutual Funds Trust
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end:  March 31, 2007
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Date of reporting period: July 1, 2006 - June 30, 2007
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******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21447
Reporting Period: 07/01/2006 - 06/30/2007
Sit Mutual Funds Trust









================= SIT FLORIDA TAX-FREE INCOME FUND (SERIES A) ==================
========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Sit Mutual Funds Trust
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By (Signature and Title)*  /s/ Paul E. Rasmussen, Vice President
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Date  August 30, 2007
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* Print the name and title of each signing officer under his or her signature.